Income Taxes - Schedule of Statutory Income Tax Rates (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Statutory Income Tax Rates [Abstract]
Income tax benefits (expenses) at applicable statutory rate		$ 960,836	$ (162,995)	$ (565,828)
Income not subject to tax	[1]	(712,770)	89,264	421,297
Income tax of other jurisdictions	[2]	29,142		30
Nontaxable offshore profit			136,655	113,777
Benefit on tax concession	[3]	192	767	765
Changes in valuation allowance		(423,504)		(1,561)
Total		$ (146,104)	$ 63,692	$ (31,520)

[1]	The Company also has entities domiciled in the British Virgin Islands, but such entities are not subject to income or capital gains taxes.
[2]	Top Fin and Top AM were established in Singapore, which are subject to income tax rate of 17%, and Top 500 was established in Australia, which is subject to income rate of 25%.
[3]	The provision for Hong Kong Profits Tax for 2025 is calculated at 16.5% (2024 and 2023: 16.5%) of the estimated assessable profits for the year, taking into account a reduction granted by the Hong Kong SAR Government of 100% of the tax payable for the year of assessment 2024-25 subject to a maximum reduction of HK$1,500 for each business (2024: a maximum reduction of HK$3,000 was granted for the year of assessment 2023-24 and was taken into account in calculating the provision for 2024, 2023: a maximum reduction of HK$6,000 was granted for the year of assessment 2022-23 and was taken into account in calculating the provision for 2023).